Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Revenues by Revenue Source
The following table presents our revenues by segment and revenue source (in millions):

	Year Ended December 31,
	2013	2014	2015
Google segment
Google websites	$37,422	$45,085	$52,357
Google Network Members' websites (1)	13,650	14,539	15,033
Google advertising revenues	51,072	59,624	67,390
Google other revenues (1)	4,435	6,050	7,151
Google segment revenues	$55,507	$65,674	$74,541

Other Bets
Other Bets revenues	$12	$327	$448

Consolidated revenues	$55,519	$66,001	$74,989

(1)
Prior period amounts have been adjusted to reflect the reclassification primarily related to DoubleClick ad serving software revenues from Google other revenues to Advertising Revenues from Google Network Members' websites to conform with current period presentation.

Schedule of Adjustments for New Accounting Pronouncement

	Year Ended December 31, 2013			Year Ended December 31, 2014
	As Previously Reported	Adjustment	Recast	As Previously Reported	Adjustment	Recast
Excess tax benefits	$(481)	$481	$—	$(648)	$648	$—
Net cash provided by operating activities	18,659	481	19,140	22,376	648	23,024
Excess tax benefits	481	(481)	—	648	(648)	—
Net cash used in financing activities	$(857)	$(481)	$(1,338)	$(1,439)	$(648)	$(2,087)

				Year Ended December 31, 2015
				As Previously Reported	Adjustment	Recast
Excess tax benefits				$(548)	$548	$—
Net cash provided by operating activities				26,024	548	26,572
Excess tax benefits				548	(548)	—
Net cash used in financing activities				$(3,677)	$(548)	$(4,225)